UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Three Canal Plaza Portland, ME	04101
(Address of principal executive offices)	(Zip code)

Foreside Management Services, LLC

Three Canal Plaza Portland ME, 04101

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 247-9780

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

AAMA Equity Fund

(AMFEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$130	1.16%

How did the Fund perform during the reporting period?

The AAMA Equity Fund returned 23.81% for the twelve months ended June 30, 2026. This may be compared to the S&P 500® Index return of 22.32% and the S&P 500® Equal Weight Index return of 19.20%. The S&P MidCap 400® and SmallCap 600® indices returned 25.87% and 37.49%, respectively.

The difference between the capitalization-weighted and equal-weighted indices has narrowed from January to June 2026, although large cap technology issues, led by semi-conductor companies continue to dominate recent market returns.

Relative to the Equal-Weighted S&P 500®, The AAMA Equity Fund equity holdings experienced a 8.6% active return contribution over the last twelve months and 23.3% over the last three years. Sector allocations have impacted the active return modestly (1.70% for 1 year and 3.22% over three years). Stock selection boosted active returns by 6.89% for 1 year and 20.13% over three years. The Fund has been over-weight technology and communications companies and under-weight financial companies. The AAMA Equity Fund continues to maintain a portfolio of high-quality large cap companies. One key measure of quality is the Debt to EBITDA ratio. The Fund’s equity holdings average 2.29 times leverage, which is significantly less than the 4.00 leverage for a universe of 1100 large companies.

We appreciate your investment in our Funds and encourage you to continue to work with your Financial Advisor in allocating your portfolio to achieve your long-term investment goals and objectives.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
AAMA Equity Fund - $28,048
S&P 500® Equal Weight Index - $27,355
S&P 500® Index - $35,855

Table Summary
	AAMA Equity Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$11,285	$11,198	$11,437
Jun-2019	$12,058	$12,114	$12,629
Jun-2020	$12,469	$11,721	$13,577
Jun-2021	$16,664	$17,664	$19,115
Jun-2022	$15,232	$16,007	$17,086
Jun-2023	$17,277	$18,210	$20,434
Jun-2024	$20,109	$20,357	$25,452
Jun-2025	$22,655	$22,949	$29,311
Jun-2026	$28,048	$27,355	$35,855

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Equity Fund	23.81%	10.98%	12.14%
S&P 500® Equal Weight Index	19.20%	9.14%	11.83%
S&P 500® Index	22.32%	13.41%	15.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 701-9502.

Fund Statistics

  Net Assets$401,223,580
  Number of Portfolio Holdings39
  Advisory Fee $3,911,176
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	65.9%
Exchange-Traded Funds	23.1%
Money Market Funds	1.1%
U.S. Treasury Obligations	9.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds 23.1%
Technology 14.8%
Industrials 11.4%
U.S. Treasury Obligations 9.9%
Communications 6.9%
Financials 6.6%
Consumer Staples 6.1%
Energy 5.1%
Health Care 4.4%
Consumer Discretionary 4.1%
Materials 3.9%
Utilities 2.8%
Money Market Funds 1.1%
Liabilities in Excess of Other Assets -0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.1%
Utilities	2.8%
Materials	3.9%
Consumer Discretionary	4.1%
Health Care	4.4%
Energy	5.1%
Consumer Staples	6.1%
Financials	6.6%
Communications	6.9%
U.S. Treasury Obligations	9.9%
Industrials	11.4%
Technology	14.8%
Exchange-Traded Funds	23.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	12.5%
iShares Core S&P 500 ETF	10.6%
U.S. Treasury Bills, 3.658%, due 07/23/26	6.2%
Freeport-McMoRan, Inc.	3.9%
Cisco Systems, Inc.	3.9%
U.S. Treasury Bills, 3.756%, due 09/24/26	3.7%
WW Grainger, Inc.	3.4%
Alphabet, Inc. - Class A	3.4%
Exxon Mobil Corporation	3.1%
Johnson & Johnson	3.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

AAMA Equity Fund (AMFEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-AMFEX

AAMA Income Fund

(AMFIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$84	0.83%

How did the Fund perform during the reporting period?

The AAMA Income Fund returned 2.24% over the twelve months ended June 30, 2026. This may be compared to the Bloomberg Aggregate Bond Index return of 3.79% and the Bloomberg U.S. 1-5 Year Government/Credit Index return of 3.00%.

Bond market returns over the last year were modest and both monthly and quarterly volatility remained low. Elevated inflation starting in 2020 has devastated long term bond portfolio returns. Since 2020, the cumulative total returns of the Aggregate and the Long Treasury indices are 0.09% and -32.99%, respectively. The cumulative total return for the AAMA Income Fund was 3.42% over the same period with significantly lower volatility.

Long-term interest rates were correlated with the expected trend of short-term rates until recently, as if the Federal Reserve’s (the “Fed”) decisions on short rates would automatically translate to longer-term rates. This notion, biased by correlations experienced during the 13 years of interest rate repression from 2009 and 2022, has disappeared. Long term rates are noticeably higher (and bond prices lower) than when the Fed started to reduce rates in September 2024. Bond investors are demanding higher yields in long-dated issues to compensate for higher inflation. In addition, AI related companies are starting to issue bonds to finance their AI investments, increasing the supply of bonds. The decoupling of longer yields from short-term rate trends has steepened the yield curve over the last six months. The inflation rate remains stubborn and well above the Fed’s stated target of 2%. The six-month average of the Fed’s favorite inflation index stands at 3.91%.

The AAMA Income Fund has maintained a high-quality, short-maturity portfolio over the last several years, resulting in significantly lower volatility than longer-term portfolios.

We appreciate your investment in our Funds and encourage you to continue to work with your Financial Advisor in allocating your portfolio to achieve your long-term investment goals and objectives.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$12,000
$10,000
$8,000
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
AAMA Income Fund - $10,949
Bloomberg U.S. 1-5 Year Government/Credit Index - $12,125
Bloomberg U.S. Aggregate Bond Index - $11,692

Table Summary
	AAMA Income Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$9,966	$9,980	$9,960
Jun-2019	$10,262	$10,513	$10,744
Jun-2020	$10,587	$11,084	$11,683
Jun-2021	$10,502	$11,128	$11,644
Jun-2022	$9,917	$10,549	$10,446
Jun-2023	$9,888	$10,570	$10,348
Jun-2024	$10,258	$11,062	$10,620
Jun-2025	$10,709	$11,772	$11,265
Jun-2026	$10,949	$12,125	$11,692

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Income Fund	2.24%	0.84%	1.01%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.16%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.75%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 701-9502.

Fund Statistics

  Net Assets$117,759,269
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$745,585
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	2.7%
Municipal Bonds	1.1%
U.S. Government Agencies	8.9%
U.S. Treasury Obligations	87.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
87.0%
U.S. Government Agencies
8.9%
Money Market Funds
2.7%
Municipal Bonds
1.1%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Municipal Bonds	1.1%
Money Market Funds	2.7%
U.S. Government Agencies	8.9%
U.S. Treasury Obligations	87.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 4.625%, due 11/15/26	12.8%
U.S. Treasury Notes, 3.500%, due 11/30/30	8.3%
U.S. Treasury Notes, 0.500%, due 04/30/27	8.2%
U.S. Treasury Notes, 1.125%, due 02/29/28	8.1%
Federal National Mortgage Association, 0.750%, due 10/08/27	4.9%
U.S. Treasury Notes, 4.125%, due 10/31/27	4.2%
U.S. Treasury Notes, 4.125%, due 03/31/29	4.2%
U.S. Treasury Notes, 4.125%, due 11/30/29	4.2%
U.S. Treasury Notes, 4.000%, due 05/31/28	4.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	4.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

AAMA Income Fund (AMFIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-AMFIX

Large Cap Equity Fund

Class AMF (IICAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AMF	$180	1.65%

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2026, the Large Cap Equity Fund Class AMF Shares returned 18.08% while the S&P 500® Index (Total Return) generated 22.32%. The Morningstar Large Blend category average returned 20.23%. According to Morningstar, this places the Fund in the top 68% of all Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30, 2026, the Fund ranked in the 78th percentile and the 51st percentile, respectively, of the Morningstar Large Blend Category.

For the twelve months ended June 30, 2026, high yield, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$42,000
$34,000
$26,000
$18,000
$10,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Large Cap Equity Fund - Class AMF - $35,428
S&P 500® Index - $42,271

Table Summary
	Large Cap Equity Fund - Class AMF	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,820	$11,790
Jun-2018	$13,120	$13,484
Jun-2019	$14,128	$14,889
Jun-2020	$14,751	$16,006
Jun-2021	$20,004	$22,536
Jun-2022	$18,992	$20,144
Jun-2023	$22,820	$24,091
Jun-2024	$27,373	$30,006
Jun-2025	$30,004	$34,556
Jun-2026	$35,428	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class AMF	18.08%	12.11%	13.48%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-247-9780.

Fund Statistics

  Net Assets$53,202,091
  Number of Portfolio Holdings57
  Advisory Fee (net of waivers)$287,309
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology
29.4%
Financials
15.9%
Health Care
9.4%
Consumer Discretionary
9.2%
Industrials
8.8%
Communication Services
7.5%
Consumer Staples
6.7%
Energy
2.5%
Real Estate
2.3%
Utilities
1.9%
Materials
1.8%
Other Assets in Excess of Liabilities
4.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Materials	1.8%
Utilities	1.9%
Real Estate	2.3%
Energy	2.5%
Consumer Staples	6.7%
Communication Services	7.5%
Industrials	8.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Financials	15.9%
Information Technology	29.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	5.4%
Progressive Corporation (The)	4.4%
CSX Corporation	4.3%
Alphabet, Inc. - Class A	4.1%
Apple, Inc.	3.9%
Arista Networks, Inc.	3.8%
Cummins, Inc.	3.8%
Broadcom, Inc.	3.7%
NVIDIA Corporation	3.6%
Mastercard, Inc. - Class A	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Large Cap Equity Fund - Class AMF (IICAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.amffunds.com/html/materials.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-IICAX

Large Cap Equity Fund

Class H (IICHX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class H	$168	1.54%

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2026, the Large Cap Equity Fund Class H Shares returned 18.20% while the S&P 500® Index (Total Return) generated 22.32%. The Morningstar Large Blend category average returned 20.23%. According to Morningstar, this places the Fund in the top 68% of all Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30, 2026, the Fund ranked in the 78th percentile and the 51st percentile, respectively, of the Morningstar Large Blend Category.

For the twelve months ended June 30, 2026, high yield, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$42,000
$34,000
$26,000
$18,000
$10,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Large Cap Equity Fund - Class H - $36,079
S&P 500® Index - $42,271

Table Summary
	Large Cap Equity Fund - Class H	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,843	$11,790
Jun-2018	$13,169	$13,484
Jun-2019	$14,213	$14,889
Jun-2020	$14,862	$16,006
Jun-2021	$20,191	$22,536
Jun-2022	$19,211	$20,144
Jun-2023	$23,145	$24,091
Jun-2024	$27,829	$30,006
Jun-2025	$30,523	$34,556
Jun-2026	$36,079	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class H	18.20%	12.31%	13.69%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-247-9780.

Fund Statistics

  Net Assets$53,202,091
  Number of Portfolio Holdings57
  Advisory Fee (net of waivers)$287,309
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Materials	1.8%
Utilities	1.9%
Real Estate	2.3%
Energy	2.5%
Consumer Staples	6.7%
Communication Services	7.5%
Industrials	8.8%
Consumer Discretionary	9.2%
Health Care	9.4%
Financials	15.9%
Information Technology	29.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	5.4%
Progressive Corporation (The)	4.4%
CSX Corporation	4.3%
Alphabet, Inc. - Class A	4.1%
Apple, Inc.	3.9%
Arista Networks, Inc.	3.8%
Cummins, Inc.	3.8%
Broadcom, Inc.	3.7%
NVIDIA Corporation	3.6%
Mastercard, Inc. - Class A	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Large Cap Equity Fund - Class H (IICHX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.amffunds.com/html/materials.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-IICHX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is David Gruber, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. Audit fees totaled $49,910 and $51,250 in fiscal years 2026 and 2025 respectively, including fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b)	Audit-Related Fees. There were no audit related fees billed in fiscal years 2026 and 2025.

(c)	Tax Fees. Fees for tax compliance and review services totaled $10,500 and $12,500 in fiscal years 2026 and 2025, respectively

(d)	All Other Fees. There were no other fees in fiscal years 2026 and 2025.

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the trust’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to the fund, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law

(e)(2)	2026: 0%

2025: 0%

(f)	Not applicable.

(g) 2026: $10,500

2025: $12,500

(h)	The audit committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Annual Financial Statements and Additional Information

June 30, 2026

AAMA Equity Fund Schedule of Portfolio Investments June 30, 2026
COMMON STOCKS — 66.1%	Shares	Fair Value
AEROSPACE & DEFENSE — 2.2%
RTX Corporation	46,696	$8,859,632

BANKING — 2.5%
JPMorgan Chase & Company	30,100	9,852,633

BEVERAGES — 0.9%
PepsiCo, Inc.	26,400	3,574,560

BIOTECH & PHARMA — 4.4%
Amgen, Inc.	15,000	5,431,800
Johnson & Johnson	48,000	12,190,560
		17,622,360
DIVERSIFIED INDUSTRIALS — 2.8%
Emerson Electric Company	78,400	11,222,960

E-COMMERCE DISCRETIONARY — 2.6%
Amazon.com, Inc. (a)	43,200	10,296,288

ELECTRIC UTILITIES — 2.8%
American Electric Power Company, Inc.	23,000	3,146,630
Duke Energy Corporation	19,000	2,405,020
Exelon Corporation	30,000	1,398,600
Public Service Enterprise Group, Inc.	25,000	2,029,000
Southern Company (The)	25,000	2,392,750
		11,372,000
HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Company (The)	29,400	4,311,216

INDUSTRIAL SUPPORT SERVICES — 3.4%
WW Grainger, Inc.	10,100	13,740,040

INTERNET MEDIA & SERVICES — 3.4%
Alphabet, Inc. - Class A	38,000	13,580,060

METALS & MINING — 3.9%
Freeport-McMoRan, Inc.	250,000	15,722,500

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 66.1% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS — 5.1%
Chevron Corporation	46,500	$7,707,840
Exxon Mobil Corporation	92,000	12,578,240
		20,286,080
RETAIL - CONSUMER STAPLES — 4.1%
Kroger Company (The)	102,500	5,691,825
Walmart, Inc.	96,000	10,872,960
		16,564,785
RETAIL - DISCRETIONARY — 1.5%
Home Depot, Inc. (The)	17,000	5,995,560

SEMICONDUCTORS — 7.1%
Applied Materials, Inc.	13,300	9,615,900
QUALCOMM, Inc.	50,900	9,405,811
Texas Instruments, Inc.	31,700	9,448,819
		28,470,530
SOFTWARE — 1.9%
Microsoft Corporation	20,500	7,646,910

TECHNOLOGY HARDWARE — 5.8%
Apple, Inc.	27,700	8,015,272
Cisco Systems, Inc.	131,600	15,457,736
		23,473,008
TECHNOLOGY SERVICES — 4.1%
Mastercard, Inc. - Class A	11,100	5,700,960
Visa, Inc. - Class A	31,200	10,704,408
		16,405,368
TELECOMMUNICATIONS — 3.5%
AT&T, Inc.	330,000	6,831,000
T-Mobile US, Inc.	42,815	7,181,360
		14,012,360
TRANSPORTATION & LOGISTICS — 3.0%
Norfolk Southern Corporation	14,200	4,467,178
Union Pacific Corporation	19,800	5,385,600
United Parcel Service, Inc. - Class B	20,000	2,150,000
		12,002,778

TOTAL COMMON STOCKS (Cost $98,839,372)		$265,011,628

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
EXCHANGE-TRADED FUNDS — 23.1%	Shares	Fair Value
iShares Core S&P 500 ETF	57,000	$42,686,730
Vanguard S&P 500 ETF	73,100	50,205,811
TOTAL EXCHANGE-TRADED FUNDS (Cost $30,082,378)		$92,892,541

U.S. TREASURY OBLIGATIONS — 9.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 9.9% (b)
U.S. Treasury Bills	3.658%	07/23/26	$25,000,000	$24,945,178
U.S. Treasury Bills	3.756%	09/24/26	15,000,000	14,870,503
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,815,341)				$39,815,681

MONEY MARKET FUNDS — 1.1%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.53% (c) (Cost $4,252,961)	4,252,961	$4,252,961

TOTAL INVESTMENTS (Cost $172,990,052) — 100.2%		$401,972,811

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2%)		(749,231)

NET ASSETS — 100.0%		$401,223,580

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments June 30, 2026
MUNICIPAL BONDS — 1.1%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,325,464)	2.000%	12/01/26	$1,320,000	$1,308,404

U.S. GOVERNMENT AGENCIES — 8.9%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK — 4.0%
Federal Home Loan Bank	1.650%	11/24/28	$5,000,000	$4,708,084

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 4.9%
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,710,459

TOTAL U.S. GOVERNMENT AGENCIES (Cost $10,880,929)				$10,418,543

U.S. TREASURY OBLIGATIONS — 87.0%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 3.4% (a)
U.S. Treasury Bills	3.751%	09/24/26	$4,000,000	$3,965,468

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 87.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES — 83.6%
U.S. Treasury Notes	4.625%	11/15/26	$15,000,000	$15,038,423
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,710,937
U.S. Treasury Notes	4.125%	10/31/27	5,000,000	4,997,070
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,515,234
U.S. Treasury Notes	4.000%	05/31/28	5,000,000	4,985,352
U.S. Treasury Notes	3.875%	07/15/28	5,000,000	4,971,289
U.S. Treasury Notes	4.125%	03/31/29	5,000,000	4,994,141
U.S. Treasury Notes	3.250%	06/30/29	5,000,000	4,871,680
U.S. Treasury Notes	4.000%	07/31/29	5,000,000	4,976,172
U.S. Treasury Notes	3.875%	09/30/29	5,000,000	4,954,687
U.S. Treasury Notes	4.125%	11/30/29	5,000,000	4,992,188
U.S. Treasury Notes	3.500%	01/31/30	5,000,000	4,887,695
U.S. Treasury Notes	3.750%	05/31/30	5,000,000	4,920,898
U.S. Treasury Notes	3.875%	06/30/30	5,000,000	4,942,188
U.S. Treasury Notes	3.500%	11/30/30	10,000,000	9,719,531
				98,477,485
TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,885,281)				$102,442,953

MONEY MARKET FUNDS — 2.7%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.53% (b) (Cost $3,183,682)	3,183,682	$3,183,682

TOTAL INVESTMENTS (Cost $119,275,356) — 99.7%		$117,353,582

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		405,687

NET ASSETS — 100.0%		$117,759,269

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

AAMA Funds Statements of Assets and Liabilities June 30, 2026
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$172,990,052	$119,275,356
At value	$401,972,811	$117,353,582
Receivable for capital shares sold	37,376	16,945
Dividends and interest receivable	21,969	633,263
Other assets	38,892	27,328
TOTAL ASSETS	402,071,048	118,031,118

LIABILITIES
Payable for capital shares redeemed	390,777	179,313
Payable to Adviser (Note 4)	331,330	36,204
Payable to administrator (Note 4)	19,982	6,783
Payable to Ultimus (Note 4)	26,356	18,254
Accrued trustees’ fees and expenses (Note 7)	15,398	6,150
Other accrued expenses	63,625	25,145
TOTAL LIABILITIES	847,468	271,849
Contingencies and Commitments (Note 6)	—	—
NET ASSETS	$401,223,580	$117,759,269

Net assest consist of:
Paid-in capital	$137,361,793	$123,678,661
Distributable earnings (deficit)	263,861,787	(5,919,392)
Net assets	$401,223,580	$117,759,269

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	18,987,100	4,884,189

Net asset value, offering price and redemption price per share	$21.13	$24.11

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Year Ended June 30, 2026
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$6,173,778	$481,266
Interest	1,050,259	3,282,395
TOTAL INVESTMENT INCOME	7,224,037	3,763,661

EXPENSES
Management fees (Note 4)	3,911,176	929,244
Administration fees (Note 4)	242,532	82,037
Fund accounting fees (Note 4)	78,190	52,691
Trustees’ fees and expenses (Note 7)	68,362	23,472
Registration and filing fees	34,768	31,109
Legal fees	45,611	16,771
Transfer agent fees (Note 4)	25,772	24,820
Insurance expense	33,981	12,515
Shareholder reporting expenses	30,399	10,702
Audit and tax services fees	29,014	9,795
Custodian and bank service fees	26,341	8,778
Other expenses	9,546	13,448
TOTAL EXPENSES	4,535,692	1,215,382
Less fees voluntarily waived by the Adviser (Note 4)	—	(183,659)
NET EXPENSES	4,535,692	1,031,723

NET INVESTMENT INCOME	2,688,345	2,731,938

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	53,041,488	—
Net change in unrealized appreciation (depreciation) on investments	27,923,764	63,954
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	80,965,252	63,954

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$83,653,597	$2,795,892

See accompanying notes to financial statements.

AAMA Equity Fund Statements of Changes in Net Assets
	Year Ended June 30, 2026	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$2,688,345	$3,187,738
Net realized gains on investment transactions	53,041,488	30,449,465
Net change in unrealized appreciation (depreciation) on investments	27,923,764	12,328,915
Net change in net assets resulting from operations	83,653,597	45,966,118

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(40,927,222)	(33,290,410)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	42,898,269	49,640,818
Net asset value of shares issued in reinvestment of distributions to shareholders	40,599,845	33,125,261
Payments for shares redeemed	(112,961,441)	(96,708,794)
Net change in net assets from capital share transactions	(29,463,327)	(13,942,715)

TOTAL CHANGE IN NET ASSETS	13,263,048	(1,267,007)

NET ASSETS
Beginning of year	387,960,532	389,227,539
End of year	$401,223,580	$387,960,532

CAPITAL SHARE ACTIVITY
Shares sold	2,141,755	2,661,589
Shares reinvested	2,147,004	1,846,447
Shares redeemed	(5,617,274)	(5,215,351)
Net change in shares outstanding	(1,328,515)	(707,315)
Shares outstanding, beginning of year	20,315,615	21,022,930
Shares outstanding, end of year	18,987,100	20,315,615

See accompanying notes to financial statements.

AAMA Income Fund Statements of Changes in Net Assets
	Year Ended June 30, 2026	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$2,731,938	$3,350,733
Net realized gains on investment transactions	—	—
Net change in unrealized appreciation (depreciation) on investments	63,954	2,542,121
Net change in net assets resulting from operations	2,795,892	5,892,854

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,735,179)	(3,372,096)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,840,208	15,029,583
Net asset value of shares issued in reinvestment of distributions to shareholders	2,722,672	3,363,239
Payments for shares redeemed	(33,574,030)	(37,849,496)
Net change in net assets from capital share transactions	(11,011,150)	(19,456,674)

TOTAL CHANGE IN NET ASSETS	(10,950,437)	(16,935,916)

NET ASSETS
Beginning of year	128,709,706	145,645,622
End of year	$117,759,269	$128,709,706

CAPITAL SHARE ACTIVITY
Shares sold	819,091	627,573
Shares reinvested	112,523	140,463
Shares redeemed	(1,386,464)	(1,580,879)
Net change in shares outstanding	(454,850)	(812,843)
Shares outstanding, beginning of year	5,339,039	6,151,882
Shares outstanding, end of year	4,884,189	5,339,039

See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022
Net asset value at beginning of year	$19.10	$18.51	$16.05	$14.83	$16.26

Income (loss) from investment operations:
Net investment income (a)	0.15	0.16	0.17	0.14	0.06
Net realized and unrealized gains (losses) on investments	4.13	2.08	2.44	1.77	(1.45)
Total from investment operations	4.28	2.24	2.61	1.91	(1.39)

Less distributions from:
Net investment income	(0.17)	(0.17)	(0.15)	(0.10)	(0.04)
Net realized gains	(2.08)	(1.48)	—	(0.59)	—
Total distributions	(2.25)	(1.65)	(0.15)	(0.69)	(0.04)

Net asset value at end of year	$21.13	$19.10	$18.51	$16.05	$14.83

Total return (b)	23.81%	12.66%	16.39%	13.43%	(8.59%)

Net assets at end of year (000’s)	$401,224	$387,961	$389,228	$412,845	$384,435

Ratio of total expenses to average net assets (c)	1.16%	1.15%	1.15%	1.14%	1.15%
Ratio of net expenses to average net assets (c)	1.16%	1.15%	1.15%	1.14%	1.15	%(d)(e)
Ratio of net investment income to average net assets (a)(c)	0.69%	0.81%	0.90%	0.90%	0.34	%(d)(e)
Portfolio turnover rate	0%	1%	3%	0%	5%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees for the year ended June 30, 2022.
(c)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(d)	Ratio was determined after fee reductions.
(e)	The impact of the voluntary fee waiver by the administrator for the year ended June 30, 2022 was less than 0.005%.

See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022
Net asset value at beginning of year	$24.11	$23.67	$23.32	$23.67	$25.22

Income (loss) from investment operations:
Net investment income (a)	0.54	0.58	0.51	0.28	0.14
Net realized and unrealized gains (losses) on investments	0.00 (b)	0.45	0.35	(0.35)	(1.54)
Total from investment operations	0.54	1.03	0.86	(0.07)	(1.40)

Less distributions from:
Net investment income	(0.54)	(0.59)	(0.51)	(0.28)	(0.15)

Net asset value at end of year	$24.11	$24.11	$23.67	$23.32	$23.67

Total return (c)	2.24%	4.39%	3.75%	(0.30%)	(5.57%)

Net assets at end of year (000’s)	$117,759	$128,710	$145,646	$142,595	$149,466

Ratio of total expenses to average net assets (d)	0.98%	0.96%	0.95%	0.93%	0.90%
Ratio of net expenses to average net assets (d)(e)(f)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (a)(d)(e)(f)	2.21%	2.43%	2.18%	1.19%	0.55%
Portfolio turnover rate	18%	31%	0%	0%	39%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)	Amount rounds to less than $0.01.
(c)	Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees.
(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Ratio was determined after fee reductions.
(f)	The impact of the voluntary fee waiver by the Adviser and/or administrator for the years ended June 30, 2026, 2025, 2024, 2023, and 2022, was 0.15%, 0.13%, 0.12%, 0.10%, and 0.07%, respectively.

See accompanying notes to financial statements.

AAMA Funds
Notes to Financial Statements
June 30, 2026

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

Segment Reporting — The management team of Advanced Asset Management Advisors, Inc. (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedule of Portfolio Investments, Statements of Changes in Net Assets and Financial Highlights.

Each Fund follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize

AAMA Funds
Notes to Financial Statements (Continued)

the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by independent pricing services approved by the Adviser, the Valuation Designee, that determine valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Valuation Designee. In these cases, the Valuation Designee determines in good faith, subject to procedures approved by the Board of Trustees (the “Board”), the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or

AAMA Funds
Notes to Financial Statements (Continued)

similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of June 30, 2026, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$265,011,628	$—	$—	$265,011,628
Exchange-Traded Funds	92,892,541	—	—	92,892,541
U.S. Treasury Obligations	—	39,815,681	—	39,815,681
Money Market Funds	4,252,961	—	—	4,252,961
Total	$362,157,130	$39,815,681	$—	$401,972,811

AAMA Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,308,404	$—	$1,308,404
U.S. Government Agencies	—	10,418,543	—	10,418,543
U.S. Treasury Obligations	—	102,442,953	—	102,442,953
Money Market Funds	3,183,682	—	—	3,183,682
Total	$3,183,682	$114,169,900	$—	$117,353,582

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended June 30, 2026.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

AAMA Funds
Notes to Financial Statements (Continued)

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains.

Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended June 30, 2026 and 2025 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AAMA Equity Fund	6/30/2026	$3,143,237	$37,783,985	$40,927,222
	6/30/2025	$3,345,008	$29,945,402	$33,290,410
AAMA Income Fund	6/30/2026	$2,735,179	$—	$2,735,179
	6/30/2025	$3,372,096	$—	$3,372,096

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of change in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

AAMA Funds
Notes to Financial Statements (Continued)

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings (deficit) as of June 30, 2026 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of investments	$172,990,052	$119,275,356
Gross unrealized appreciation	$229,202,089	$17,113
Gross unrealized depreciation	(219,330)	(1,938,887)
Net unrealized appreciation (depreciation)	228,982,759	(1,921,774)
Accumulated capital and other losses	—	(3,997,618)
Undistributed ordinary income	1,226,749	—
Undistributed long-term gains	33,652,279	—
Accumulated earnings (deficit)	$263,861,787	$(5,919,392)

For the year ended June 30, 2026, AAAM Equity Fund reclassified $7,528,524 of pain-in capital against accumulated earnings on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences relating to the utilization of earnings and profits distributed to shareholders on redemption of shares, had no effect on the Fund’s net assets or NAV per share.

For the year ended June 30, 2026, AAMA Income Fund reclassified $3,241 of accumulated deficit against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements had no effect on the Fund’s net assets or NAV per share.

AAMA Funds
Notes to Financial Statements (Continued)

As of June 30, 2026, AAMA Income Fund had short-term capital loss carryforwards of $621,176 and long-term capital loss carryforwards of $3,376,442 for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended June 30, 2026, the Funds did not incur any interest or penalties and there were no federal, state or local income taxes or any taxes in foreign jurisdictions paid by the Funds.

3. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the year ended June 30, 2026:

Non-U.S. Government	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$—	$—
Proceeds from sales of investment securities	$71,004,600	$—

U.S. Government (long-term)	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$55,050,399
Proceeds from sales and maturities of U.S. government securities	$—	$16,454,000

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an

AAMA Funds
Notes to Financial Statements (Continued)

annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the year ended June 30, 2026, the Adviser voluntarily waived its management fees in the amount of $183,659 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser in future years.

During the year ended June 30, 2026, there were no expense cap limitations in place for the Funds.

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”), d/b/a ACA Group, serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; making employees available to serve as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Foreside acts as the Distributor for the Funds. The Distributor serves as the principal underwriter for shares of the Funds and is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Pursuant to the Agreement, the Funds pay Foreside an annual fee of $210,000 plus 0.02% of average daily net assets, subject, however, to a minimum fee of $300,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i)

AAMA Funds
Notes to Financial Statements (Continued)

processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

PRINCIPAL HOLDERS OF FUND SHARES

As of June 30, 2026, no account holders of record owned 25% or more of the outstanding shares of each Fund.

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities and/or cash. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Disruptions to the creations and redemptions process through which authorized participants directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) NAV, which may result in the Funds paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares could also trade at a premium or discount to NAV when an ETF’s underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Fund’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance. There can be no assurance that an ETF’s investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in

AAMA Funds
Notes to Financial Statements (Continued)

which a Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities in the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. As of June 30, 2026, AAMA Equity Fund had 23.1% of the fair value of its net assets invested in ETFs.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by the Funds. Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees earned $158,751 in fees during the year ended June 30, 2026, for the entire Trust, which includes another fund not managed by Advanced Asset Management Advisors, Inc. The Funds incurred Trustee compensation in the amount of $91,834 for the year ended June 30, 2026. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
Report of Independent Registered
Public Accounting Firm

To the Shareholders of AAMA Funds and
Board of Trustees of Asset Management Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AAMA Equity Fund and AAMA Income Fund (the “AAMA Funds” or the “Funds”), each a series of Asset Management Fund, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant

AAMA Funds
Report of Independent Registered
Public Accounting Firm

estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 21, 2026

AAMA Funds
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on May 19-20, 2026 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to as the “Trustees”) of Asset Management Fund (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, AAMA Equity Fund and AAMA Income Fund (each, a “Fund” and collectively, the “Funds”), and Advanced Asset Management Advisors, Inc. (“AAMA” or the “Adviser”). The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund in light of the nature, extent and quality of the services provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the renewal of the Advisory Agreement at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed continuation of the Advisory Agreement, including, among other things, a description of the services provided by the Adviser to each Fund and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each Fund’s investment performance, fees and expenses; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which any potential scale benefits may be shared with shareholders; information regarding the Adviser’s overall

AAMA Funds
Additional Information (Unaudited) (Continued)

financial condition and ability to carry out its obligations to the Funds; Adviser profitability data; information regarding the Adviser’s compliance program resources and compliance policies and procedures; and information regarding any “fall-out” benefits—i.e., ancillary benefits derived or that may be derived by the Adviser from its relationship with the Funds.

As part of the Board’s contract review process, the Independent Trustees convened a preparatory meeting with Trust counsel in advance of the Meeting to evaluate the foregoing information and materials and to identify questions and/or supplemental informational requests, if any, to be addressed by the Adviser. Thereafter, the Independent Trustees considered certain supplemental information provided in response to their requests, including with respect to comparative information regarding each Fund’s investment performance, fees and expenses.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting. The Board, which is composed entirely of Independent Trustees, also met independently of management to review and discuss the materials received from the Adviser and Trust counsel. The Independent Trustees weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and applied their business judgment to determine whether the Advisory Agreement continues to be a reasonable business arrangement from each Fund’s perspective.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an agenda of topics and materials and considers factors that are relevant to its annual consideration of the Advisory Agreement for the Funds, including the services and support provided to each of the Funds. The Board also considered that shareholders chose to invest or remain invested in the Funds having received and with access to disclosures regarding the Funds’ investment advisory fees and the Adviser’s role in managing the Funds. The Board determined that, given the totality of information provided with respect to the Advisory Agreement, the Board, in its judgment, had received sufficient information to renew the Advisory Agreement.

AAMA Funds
Additional Information (Unaudited) (Continued)

In its deliberations, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services provided by the Adviser to each Fund, including the compliance program established by the Adviser and the level of compliance attained by the Adviser. The Board reviewed the Adviser’s portfolio management services and considered the experience and skills of the Adviser’s investment management team.

The Board’s assessment of the nature, extent and quality of services provided by AAMA included an evaluation of the investment performance of each Fund. The Board reviewed performance information provided by the Adviser for each Fund for the one-, three- and five-year periods ended December 31, 2025 as compared to a “performance universe” of peer funds in the same Morningstar category and to the performance of the Fund’s benchmark index or indices. Specifically, for AAMA Equity Fund, the Board received comparative performance data for the US Fund Large Blend category and for the S&P 500 Index and S&P 500 Equal Weight Index. As to the AAMA Income Fund, the Board received comparative performance data for the US Fund Intermediate Core-Plus Bond category and for the Bloomberg US Aggregate Bond Index. Additionally, in light of each Fund’s ability to make significant allocations to investments not reflected in the Morningstar-selected performance universe category—specifically, allocations to Large Growth, Large Value, Mid Growth and Small Growth for AAMA Equity Fund and, for AAMA Income Fund, allocations to alternative income assets—the Adviser supplemented the Morningstar-selected categorizations with various other comparative performance data for each Fund, including other performance universe and peer group metrics, as well as certain blended peer groups reflecting typical portfolio allocations for each Fund. In assessing all of the foregoing comparative data sets, the Board took into account the Adviser’s commentary regarding the utility and perceived limitations of each Fund’s Morningstar categorization, and the Adviser’s rationale for considering other comparative metrics.

In evaluating each Fund’s investment performance, the Board considered each Fund’s quartile ranking within its performance universe—with the first quartile being the best performers and the fourth quartile being the worst performers—and made the following observations:

AAMA Funds
Additional Information (Unaudited) (Continued)

AAMA Equity Fund. The Fund’s annualized returns exceeded the S&P 500 Equal Weight Index for the one-, three- and five-year periods ended December 31, 2025, and underperformed its benchmark indices for each other period reviewed. Although the Fund’s annualized returns for each of the three- and five-year periods ended December 31, 2025 were in the fourth quartile of the Large Blend performance universe, the Fund’s annualized returns for the one-year period ended December 31, 2025 exceeded the Large Blend performance universe average and ranked in the second quartile. Additionally, the Board, taking into account the Adviser’s discussion of differences between the Fund and its Large Blend universe constituent funds, noted the Fund’s relative performance versus other Morningstar categories, including the Large Growth, Large Value, Mid Growth and Small Growth performance universes. In this connection, while the Fund’s performance relative to the Large Growth category was in the fourth and third quartiles for the three- and five-year periods ended December 31, 2025, respectively, and in the third quartile of the Large Value category for the five-year period ended December 31, 2025, the Fund’s annualized returns ranked in the first or second quartile for each other period and category reviewed—that is, for the one-year period ended December 31, 2025 for the Large Growth universe, the one- and three-year periods ended December 31, 2025 for the Large Value universe, and the one-, three- and five-year periods ended December 31, 2025 for each of the Mid Growth and Small Growth performance universes.

AAMA Income Fund. The annualized returns for the five-year period ended December 31, 2025 were in the second quartile of the Fund’s Intermediate Core-Plus performance universe, and were in the fourth quartile of such universe for each other period reviewed. Similarly, the Fund exceeded its benchmark index for the five-year period ended December 31, 2025, and underperformed its benchmark index for the one- and three-year periods ended December 31, 2025.

In assessing the comparative performance information, the Board considered certain additional risk-adjusted performance data and explanatory commentary provided by the Adviser in response to the Trustees’ supplemental requests and evaluated each Fund’s performance relative to expectations in different market environments and, with respect to AAMA Income Fund in particular, the relatively narrow performance dispersion within certain categories. The Board also considered the Adviser’s processes for monitoring Fund performance and the Adviser’s further discussion of performance relative to broader market developments at the Meeting. Additionally, the Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as

AAMA Funds
Additional Information (Unaudited) (Continued)

disclosed in each Fund’s prospectus, and in the context of overall recent market conditions. Also relevant to the Board’s evaluation was AAMA’s assessment that each Fund met expectations with respect to its investment objective.

In light of the information presented and the considerations made, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance. The Board concluded that the nature, extent and quality of the services provided to each Fund by the Adviser under the Advisory Agreement have been and are expected to remain satisfactory.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fee and total net expense ratio. The Board received information from the Adviser, using Morningstar data, comparing each Fund’s investment advisory fee and total net expense ratio to the investment advisory fees and total net expense ratios of funds in a peer group screened from the peer universe of funds in its Morningstar category. The Board considered the Adviser’s statements with respect to certain limitations in comparing each Fund to the funds in its peer group, including that many of the peer funds are part of larger fund complexes that may allow for more economies of scale. The information provided to the Board showed that each Fund’s investment advisory fee and total net expense ratio were above the average of its applicable peer group. The Board noted the Adviser’s intention to continue the current voluntary fee waiver for the AAMA Income Fund. Although above the average of its applicable peer group, the Board concluded that, based on the totality of information provided, the investment advisory fees for each Fund were within a reasonable range. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Adviser for managing each Fund continue to be reasonable and appropriate in light of the nature, extent and quality of services provided by the Adviser.

Profitability. The Board received the financial statements of the Adviser and considered information related to the estimated profitability to the Adviser from its relationship with the Funds. The Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board considered the information provided by the Adviser regarding its method of allocating expenses and determining profitability estimates, noting that there are limitations inherent in allocating costs and calculating profitability for an organization such as AAMA. Based upon the information provided, the Board concluded that any profits realized by the Adviser in connection with the management of the Funds were not unreasonable in relation to the nature, extent and quality of the services provided.

AAMA Funds
Additional Information (Unaudited) (Continued)

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the current net assets of each Fund and concluded that the investment advisory fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits received by the Adviser as a result of the Adviser’s relationship with the Funds. The Board considered that the Adviser does not use brokerage of the Funds to obtain third party research and that the Adviser receives no fees from the Funds other than the investment advisory fees.

Conclusion. Based upon all the information considered and the conclusions reached, the Board unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that continuation of the Advisory Agreement for each Fund is in the best interests of the Fund

AAMA Funds
Federal Tax Information (Unaudited)

For the fiscal year ended June 30, 2026 AAMA Equity Fund designated $37,783,985 as long term capital gain distributions.

Qualified Dividend Income – For the fiscal year ended June 30, 2026, AAMA Equity Fund and AAMA Income Fund have designated 100% and 0.00% respectively, of ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate Shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividends that qualify under tax law. For the fiscal year ended June 30, 2026, 100% and 0.00%, of ordinary income dividends paid by AAMA Equity Fund and AAMA Income Fund, respectively, qualify for the corporate dividends received deduction.

Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E. Wisconsin Ave., Suite 210
Milwaukee, Wisconsin 53202

LARGE CAP EQUITY FUND

Annual Financial Statements and Additional Information
June 30, 2026

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2026

COMMON STOCKS — 95.4%	Shares	Fair Value
AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corporation	1,200	$375,756

BANKS — 4.0%
Bank of America Corporation	8,000	455,840
Citigroup, Inc.	4,800	671,808
JPMorgan Chase & Company	3,000	981,990
		2,109,638
BEVERAGES — 1.5%
PepsiCo, Inc.	6,000	812,400

BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	6,326	1,591,875

CAPITAL MARKETS — 3.0%
CME Group, Inc.	2,500	552,075
Goldman Sachs Group, Inc. (The)	1,040	1,051,825
		1,603,900
CHEMICALS — 0.6%
LyondellBasell Industries N.V. - Class A	6,000	315,900

COMMUNICATIONS EQUIPMENT — 5.9%
Arista Networks, Inc. (a)	12,000	2,038,560
Cisco Systems, Inc.	6,000	704,760
Motorola Solutions, Inc.	1,000	415,290
		3,158,610
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	7,500	317,550

ELECTRIC UTILITIES — 1.9%
NextEra Energy, Inc.	11,700	1,026,909

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Prologis, Inc.	2,000	270,940

FINANCIAL SERVICES — 3.2%
Mastercard, Inc. - Class A	3,360	1,725,696

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corporation	1,300	1,216,111

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Medtronic plc	10,000	782,300

HEALTH CARE PROVIDERS & SERVICES — 3.9%
HCA Healthcare, Inc.	3,800	1,481,582
McKesson Corporation	800	604,480
		2,086,062

See notes to financial statements.

1

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

June 30, 2026

COMMON STOCKS — 95.4% (Continued)	Shares	Fair Value
HOTELS, RESTAURANTS & LEISURE — 2.9%
Booking Holdings, Inc.	3,250	$579,280
Las Vegas Sands Corporation	15,000	692,850
McDonald’s Corporation	1,000	270,310
		1,542,440
HOUSEHOLD DURABLES — 0.9%
Garmin Ltd.	2,000	475,080

HOUSEHOLD PRODUCTS — 2.4%
Colgate-Palmolive Company	7,000	641,760
Procter & Gamble Company (The)	4,400	645,216
		1,286,976
INSURANCE — 5.7%
Aflac, Inc.	6,000	703,500
Progressive Corporation (The)	10,652	2,326,929
		3,030,429
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. - Class A	6,148	2,197,111
Meta Platforms, Inc. - Class A	1,000	563,290
		2,760,401
IT SERVICES — 0.8%
Accenture plc - Class A	3,500	435,540

MACHINERY — 3.8%
Cummins, Inc.	2,812	2,005,546

MEDIA — 0.9%
Comcast Corporation - Class A	11,000	270,050
Omnicom Group, Inc.	3,000	218,490
		488,540
METALS & MINING — 1.2%
Freeport-McMoRan, Inc.	10,000	628,900

OIL, GAS & CONSUMABLE FUELS — 2.5%
ConocoPhillips	7,000	727,720
EOG Resources, Inc.	4,500	583,785
		1,311,505
PHARMACEUTICALS — 1.0%
Bristol-Myers Squibb Company	9,700	558,914

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
American Tower Corporation - Class A	2,000	327,140
Public Storage	1,500	477,465
Simon Property Group, Inc.	637	142,465
		947,070
ROAD & RAIL — 4.3%
CSX Corporation	48,000	2,281,440

See notes to financial statements.

2

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)

June 30, 2026

COMMON STOCKS — 95.4% (Continued)	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.6%
Broadcom, Inc.	5,250	$1,983,187
KLA Corporation	9,539	2,878,012
Microchip Technology, Inc.	2,800	255,360
NVIDIA Corporation	9,500	1,900,855
QUALCOMM, Inc.	3,500	646,765
Texas Instruments, Inc.	400	119,228
		7,783,407
SOFTWARE — 4.1%
Intuit, Inc.	1,000	261,000
Microsoft Corporation	4,329	1,614,804
Salesforce, Inc.	2,000	313,320
		2,189,124
SPECIALTY RETAIL — 5.5%
Home Depot, Inc. (The)	4,656	1,642,078
TJX Companies, Inc. (The)	7,810	1,183,215
Tractor Supply Company	2,500	79,025
		2,904,318
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	7,200	2,083,392

TOBACCO & CANNABIS — 0.5%
Altria Group, Inc.	3,500	251,825

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
T-Mobile US, Inc.	2,500	419,325

TOTAL INVESTMENTS (Cost $26,333,718) — 95.4%		$50,777,819

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		2,424,272

NET ASSETS — 100.0%		$53,202,091

(a)	Non-income producing security.

plc - Public Liability Company

See notes to financial statements.

3

LARGE CAP EQUITY FUND
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

ASSETS
Investments in securities:
At cost	$26,333,718
At value	$50,777,819
Cash	2,515,225
Receivable for capital shares sold	26
Dividends and interest receivable	26,591
Other assets	38,744
TOTAL ASSETS	53,358,405
LIABILITIES
Payable for capital shares redeemed	1,202
Payable to Adviser (Note 4)	24,084
Payable to Business Management Fees (Note 4)	10,325
Payable to Ultimus (Note 4)	40,515
Accrued distribution fees - AMF Class (Note 4)	3,973
Other accrued expenses	76,215
TOTAL LIABILITIES	156,314
Contingencies and Commitments (Note 5)	—
NET ASSETS	$53,202,091
Net assest consist of:
Paid-in capital	$24,245,177
Distributable earnings	28,956,914
Net assets	$53,202,091
Class AMF
Net assets applicable to Class AMF	$43,872,219
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,579,206
Net asset value, offering price and redemption price per share (Note 2)	$12.26
Class H
Net assets applicable to Class H	$9,329,872
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	767,341
Net asset value, offering price and redemption price per share (Note 2)	$12.16

See notes to financial statements.

4

LARGE CAP EQUITY FUND
STATEMENT OF OPERATIONS

Year Ended June 30, 2026

INVESTMENT INCOME
Dividends	$889,327
Interest	36,186
TOTAL INVESTMENT INCOME	925,513
EXPENSES
Management fees (Note 4)	339,547
Business management fees (Note 4)	125,218
Distribution fees - AMF Class (Note 4)	107,441
Trustees’ fees and expenses (Note 6)	66,917
Administration fees (Note 4)	65,182
Transfer agent fees (Note 4)	57,026
Legal fees	55,000
Registration and filing fees	39,413
Shareholder reporting expenses	34,656
Insurance expense	25,201
Audit and tax services fees	22,048
Custodian and bank service fees	5,738
Other expenses	22,218
TOTAL EXPENSES	965,605
Less fees voluntarily waived by the Adviser (Note 4)	(52,238)
Less fees waived by the Distributor (Note 4)	(60,167)
NET EXPENSES	853,200

NET INVESTMENT INCOME	72,313

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	6,977,017
Net change in unrealized appreciation (depreciation) on investments	1,640,921
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,617,938

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,690,251

See notes to financial statements.

5

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2026	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$72,313	$81,853
Net realized gains from investment transactions	6,977,017	3,791,035
Net change in unrealized appreciation (depreciation) on investments	1,640,921	604,613
Net change in net assets resulting from operations	8,690,251	4,477,501

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
AMF Class	(4,336,053)	(2,643,483)
H Class	(945,261)	(515,860)
Decrease in net assets from distributions to shareholders	(5,281,314)	(3,159,343)

FROM CAPITAL SHARE TRANSACTIONS
Class AMF
Proceeds from shares sold	156,122	1,198,431
Net asset value of shares issued in reinvestment of distributions to shareholders	3,825,984	2,375,113
Payments for shares redeemed	(4,148,644)	(4,502,104)
Net change in Class AMF net assets from capital share transactions	(166,538)	(928,560)

Class H
Proceeds from shares sold	1,045,146	651,726
Net asset value of shares issued in reinvestment of distributions to shareholders	3,914	1,860
Payments for shares redeemed	(906,705)	(186,790)
Net change in Class H net assets from capital share transactions	142,355	466,796

TOTAL CHANGE IN NET ASSETS	3,384,754	856,394

NET ASSETS
Beginning of year	49,817,337	48,960,943
End of year	$53,202,091	$49,817,337

See notes to financial statements.

6

Large Cap Equity Fund Class AMF

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$11.54	$11.20	$10.19	$9.30	$10.33
Income (loss) from investment operations:
Net investment income (a)	0.01	0.02	0.04	0.05	0.04
Net realized and unrealized gains (losses) on investments	1.99	1.05	1.89	1.71	(0.45)
Total from investment operations	2.00	1.07	1.93	1.76	(0.41)
Less distributions from:
Net investment income	(0.02)	(0.03)	(0.04)	(0.05)	(0.04)
Net realized gains	(1.26)	(0.70)	(0.88)	(0.82)	(0.58)
Total distributions	(1.28)	(0.73)	(0.92)	(0.87)	(0.62)
Net asset value at end of year	$12.26	$11.54	$11.20	$10.19	$9.30
Total return (b)	18.08%	9.61%	19.95%	20.16%	(5.06%)
Net assets at end of year (000’s)	$43,872	$41,237	$41,093	$39,003	$35,608
Ratio of total expenses to average net assets	1.89%	1.88%	1.83%	1.79%	1.71%
Ratio of net expenses to average net assets (c)	1.65%	1.64%	1.68%	1.69%	1.61%
Ratio of net investment income to average net assets (c)	0.12%	0.15%	0.35%	0.52%	0.34%
Portfolio turnover rate	13%	7%	10%	8%	5%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the years ended June 30, 2026, 2025, 2024 and 2023.

(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or Distributor had not voluntarily reduced fees.

(c)	Ratio was determined after voluntary fee reductions (Note 4).

See notes to financial statements.

7

Large Cap Equity Fund Class H

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value at beginning of year	$11.45	$11.12	$10.12	$9.24	$10.27
Income (loss) from investment operations:
Net investment income (a)	0.03	0.03	0.06	0.08	0.07
Net realized and unrealized gains (losses) on investments	1.97	1.04	1.88	1.70	(0.46)
Total from investment operations	2.00	1.07	1.94	1.78	(0.39)
Less distributions from:
Net investment income	(0.03)	(0.04)	(0.06)	(0.08)	(0.06)
Net realized gains	(1.26)	(0.70)	(0.88)	(0.82)	(0.58)
Total distributions	(1.29)	(0.74)	(0.94)	(0.90)	(0.64)
Net asset value at end of year	$12.16	$11.45	$11.12	$10.12	$9.24
Total return (b)	18.20%	9.68%	20.24%	20.48%	(4.86%)
Net assets at end of year (000’s)	$9,330	$8,581	$7,868	$8,484	$7,526
Ratio of total expenses to average net assets	1.64%	1.64%	1.57%	1.54%	1.46%
Ratio of net expenses to average net assets (c)	1.54%	1.54%	1.47%	1.44%	1.36%
Ratio of net investment income to average net assets (c)	0.23%	0.25%	0.55%	0.77%	0.58%
Portfolio turnover rate	13%	7%	10%	8%	5%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the years ended June 30, 2026, 2025, 2024 and 2023.

(b)	Total return is a measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not voluntarily reduced fees.

(c)	Ratio was determined after voluntary fee reductions (Note 4).

See notes to financial statements.

8

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1. Organization

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The Trust is authorized to issue an unlimited number of shares, at no par value, of the Large Cap Equity Fund series (referred to as the “Fund”). The financial statements herein are those of the Fund; other series of the Trust are not included in this report.

The Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (the “Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

2. Significant Accounting Policies

Segment Reporting — The management team of System Two Advisors, L.P (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Portfolio Investments, Statements of Changes in Net Assets and Financial Highlights.

Securities Valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities if any, may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The prices for equity securities are generally provided by an independent third party pricing service approved by the Adviser, the Fund’s Valuation Designee, as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s debt and other fixed income securities if any, are generally valued at an evaluated bid price provided by an independent pricing source approved by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt

9

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. If a pricing service is unable to provide valuations for a particular security or securities, or the Valuation Designee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Valuation Designee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Valuation Designee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Fund can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

Large Cap Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$50,777,819	$—	$—	$50,777,819
Total	$50,777,819	$—	$—	$50,777,819

Refer to the Fund’s Schedule of Portfolio Investments for a listing of the security type and industry type. The Fund did not hold derivatives instruments or any assets or liabilities that were measured at fair value or a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended June 30, 2026.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Distributions to shareholders — Dividends from net investment income, if any, are declared and paid quarterly, or as the Board may determine from time to time. Net short-term and long-term capital gains, if any, are declared and paid annually.

The distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

10

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

The tax characteristics of distributions paid to shareholders during the years ended June 30, 2026 and 2025 for the Fund were as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Large Cap Equity Fund	6/30/2026	$72,313	$5,209,001	$5,281,314
	6/30/2025	$82,357	3,076,986	$3,159,343

Investment Transactions — Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized using the effective interest method and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Expenses — Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Certain expenses that arise in connection with a class of shares are charged to that class of shares.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Trust to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings as of June 30, 2026 was as follows:

Tax cost of investments	$26,333,718
Gross unrealized appreciation	$25,981,739
Gross unrealized depreciation	(1,537,638)
Net unrealized appreciation	24,444,101
Undistributed long-term capital gains	4,512,813
Distributable earnings	$28,956,914

For the year ended June 30, 2026, the Fund reclassified $368,338 of pain-in capital against accumulated earnings on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences relating to the utilization of earnings and profits distributed to shareholders on redemption of shares, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

11

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended June 30, 2026, the Fund did not incur any interest or penalties and there were no federal, state or local income taxes or income taxes in foreign jurisdictions paid by the Fund.

3. Investment Transactions

For the year ended June 30, 2026, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Large Cap Equity Fund
Purchase of investment securities	$6,403,236
Proceeds from sales of investment securities	$12,373,773

4. Transactions with Related Parties

FEES AND TRANSACTIONS WITH AFFILIATES

System Two Advisors, L.P. (“S2”), serves as investment adviser to the Fund. As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of the Fund.

The investment advisory fee rate for the Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee in an amount of 0.10% so that the Fund paid 0.55% of average daily net assets for the year ended June 30, 2026, which cannot be recouped. For the year ended June 30, 2026, the investment advisory fee for the Adviser was $339,547 and waived $52,238.

Austin Atlantic Capital, Inc. (“AACI”) serves the Trust as distributor (the “Distributor”).

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of the Fund.

The distribution fee rate for the Fund Class AMF Shares is 0.25% of average daily net assets. The Class H Shares do not have a distribution fee. For the year ended June 30, 2026, the distribution fee for Class AMF was $107,441 and the distribution fees waived was $60,167.

There were no brokerage commissions paid to the Distributor during the year ended June 30, 2026.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has a Management and Administration Agreement (the “Agreement”) with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Fund. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Fund either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations. Pursuant to the Agreement, the Fund pays Foreside an annual fee of $120,000 plus 0.01% of average daily net assets of the Fund; subject to an aggregate minimum annual fee of $125,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Fund. The transfer agent services provided by Ultimus to the Fund include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative

12

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (concluded)

June 30, 2026

and fund accounting services provided by Ultimus to the Fund include (i) computing the Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by the Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Fund.

FUND SHARES

Transactions in shares of the Fund for the years ended June 30, 2026 and June 30, 2025 were as follows:

	Year ended
	2026	2025
Shares Transactions Class AMF:
Sale of shares	12,987	103,637
Shares issued to shareholders in reinvestment of dividends	332,751	208,937
Shares redeemed	(341,294)	(405,792)
Net change	4,444	(93,218)
Shares outstanding
Beginning of Year	3,574,762	3,667,980
End of Year	3,579,206	3,574,762

Shares Transactions Class H:
Sale of shares	91,278	57,578
Shares issued to shareholders in reinvestment of dividends	343	165
Shares redeemed	(73,917)	(15,745)
Net change	17,704	41,998
Shares outstanding
Beginning of Year	749,637	707,639
End of Year	767,341	749,637

5. Contingencies and Commitments

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Trust expects the risk of loss to be remote.

6. Trustee Compensation

Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees earned $158,751, in fees during the year ended June 30, 2026, for the entire Trust, which includes other funds in addition to the Fund. The Fund earned Trustee compensation in the amount of $66,917. In addition, the Fund reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

LARGE CAP EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Large Cap Equity Fund and
Board of Trustees of Asset Management Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets & liabilities, including the schedule of portfolio investments, of Large Cap Equity Fund (the “Fund”), a series of Asset Management Fund, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 21, 2026

14

LARGE CAP EQUITY FUND
ADDITIONAL INFORMATION

June 30, 2026 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement
Pursuant to Form N-CSR, Item 11

At a meeting held on May 19-20, 2026 (the “May Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to as the “Trustees”) of Asset Management Fund (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, AMF Large Cap Equity Fund (the “Fund”), and System Two Advisors L.P. (“S2” or the “Adviser”). The Board determined that the continuation of the Advisory Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the renewal of the Advisory Agreement, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. The Board considered the continuation of the Advisory Agreement over the course of multiple meetings and discussion sessions, including at a meeting of the Board convened on February 23-24, 2026 (the “February Meeting”). In advance of the February Meeting, the Board received information and materials from the Adviser in connection with the proposed continuation of the Advisory Agreement, including, among other things, a description of the services provided by the Adviser to the Fund and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding the Fund’s investment performance, fees and expenses; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the Fund and the extent to which any potential scale benefits may be shared with shareholders; information regarding the Adviser’s overall financial condition and ability to carry out its obligations to the Fund; Adviser profitability data; information regarding the Adviser’s compliance program resources and compliance policies and procedures; and information regarding any “fall-out” benefits—i.e., ancillary benefits derived or that may be derived by the Adviser from its relationship with the Fund.

As part of the Board’s contract review process, the Independent Trustees convened a preparatory meeting with Trust counsel in advance of the February Meeting to evaluate the foregoing information and materials and to identify questions and/or supplemental informational requests, if any, to be addressed by the Adviser. Then, at the February Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the February Meeting. The Board, which is composed entirely of Independent Trustees, also met independently of management to review and discuss the materials received from the Adviser and Trust counsel. The Independent Trustees again met with Trust counsel in connection with the February Meeting to discuss the Adviser’s responses and materials and identified certain supplemental informational requests, including with respect to comparative information regarding the Fund’s comparative fees and expenses, which the Adviser addressed in preparation for the May Meeting. The Independent Trustees weighed and considered all of the information provided in light of their substantial accumulated experience in governing the Fund and applied their business judgment to determine whether the Advisory Agreement continues to be a reasonable business arrangement from the Fund’s perspective.

15

LARGE CAP EQUITY FUND
ADDITIONAL INFORMATION (continued)

June 30, 2026 (Unaudited)

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an agenda of topics and materials and considers factors that are relevant to its annual consideration of the Advisory Agreement for the Fund, including the services and support provided to the Fund. The Board also considered that shareholders chose to invest or remain invested in the Fund having received and with access to disclosures regarding the Fund’s investment advisory fee and the Adviser’s role in managing the Fund. The Board determined that, given the totality of information provided with respect to the Advisory Agreement, the Board, in its judgment, had received sufficient information to renew the Advisory Agreement.

In its deliberations, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services provided by the Adviser to the Fund, including the compliance program established by the Adviser and the level of compliance attained by the Adviser. In this connection, the Board considered that as investment adviser to the Fund, S2 provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund’s portfolio. The Board noted that S2 determines from time to time what securities and other investments will be purchased, retained or sold by the Fund and that S2 manages the Fund in accordance with the investment objectives and investment restrictions set forth in the Fund’s prospectus and statement of additional information. Relatedly, the Board also reviewed the Adviser’s portfolio management services and considered the experience and skills of the Adviser’s investment management team, including the Fund’s identified portfolio manager and his background and experience. Moreover, the Board considered that S2 is responsible for negotiating the terms and arrangements for the execution of buys and sells of portfolio securities for the Fund with its approved brokers. S2 is also responsible for voting in respect of securities held in the Fund’s portfolio.

The Board’s assessment of the nature, extent and quality of services provided by S2 included an evaluation of the investment performance of the Fund. The Board reviewed performance information provided by the Adviser for the Fund for the one-, three- and five-year periods ended December 31, 2025 as compared to a “performance universe” of peer funds in the same Morningstar category and to the performance of the Fund’s benchmark index or indices. Specifically, the Board received comparative performance data for the Morningstar Large Blend Equity category and for the S&P 500 Index. In assessing the foregoing, the Board took into account the Adviser’s commentary regarding the utility and perceived limitations of the Fund’s Morningstar categorization. In evaluating the Fund’s investment performance, the Board considered the Fund’s percentile ranking within its performance universe and made the following observations:

Although the Fund’s annualized returns underperformed its benchmark index for each period reviewed and ranked in the 79th and 76th percentiles of the Morningstar Large Blend Equity category for the one- and three-year periods ended December 31, 2025, respectively, the Fund’s longer-term comparative performance was strong, with annualized returns exceeding the performance universe average for the five-year period ended December 31, 2025, ranking in the 41st percentile of the Morningstar category.

In assessing the comparative performance information, the Board considered certain explanatory commentary provided by the Adviser in response to the Trustees’ supplemental requests and evaluated the Fund’s performance relative to expectations in different market environments. The Board also considered the Adviser’s description of its comprehensive investment analysis process, utilizing a range of proprietary internal models, external models and fundamental analysis to evaluate securities along multiple dimensions and to seek to identify stocks with potential to outperform their peers. The Adviser further explained the systematic nature of the investment process used for the Fund, including potential process adjustments to seek to address the more recent relative underperformance of the Fund.

Also considered by the Board was the Adviser’s processes for monitoring Fund performance and the Adviser’s further discussion of performance relative to broader market developments. Additionally, the Board evaluated performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. Also relevant to the Board’s evaluation was S2’s assessment that the Fund met expectations with respect to its investment objective.

16

LARGE CAP EQUITY FUND
ADDITIONAL INFORMATION (concluded)

June 30, 2026 (Unaudited)

In light of the information presented and the considerations made, including the expectation that the Adviser would continue to assess potential investment process modifications and closely monitor performance, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance. The Board concluded that the nature, extent and quality of the services provided to the Fund by the Adviser under the Advisory Agreement have been and are expected to remain satisfactory.

Fees and Expenses. The Board reviewed the Fund’s contractual investment advisory fee and total net expense ratio. The Board received information from the Adviser, using Morningstar data, comparing the Fund’s investment advisory fee and total net expense ratio to the investment advisory fees and total net expense ratios of funds to its Morningstar category, refined to eliminate structurally incompatible funds (e.g., funds of funds) and offer both a broad fee universe data set and a refined fee peer group, with the latter including similarly sized funds as compared to the Fund. The Board reviewed and considered the methodology employed in compiling and presenting the comparative fee universe and peer group data and asked various related questions of the Adviser in connection with both the February Meeting and the May Meeting. Additionally, the Trustees conferred with Trust counsel and officers in assessing the data sets and requesting supplemental information from the Adviser regarding the comparative fee information. The Board also considered the Adviser’s statements with respect to certain limitations in comparing the Fund to the funds in its Morningstar category, including that many of the peer funds are part of larger fund complexes that may allow for more economies of scale.

Taking into account the foregoing, the Board observed that the Fund’s contractual advisory fee equaled the universe average advisory fee and was below the average advisory fee of the peer group. The information provided to the Board also showed that the Fund’s total net expense ratio was above the average of both the universe and peer group. Also noted by the Board was that the Adviser has agreed to voluntarily waive of portion of its advisory fee in an amount of 0.10% of the average daily net assets of the Fund (the “Voluntary Fee Waiver”). On the basis of all information provided, the Board concluded that the investment advisory fee charged by the Adviser for managing the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of services provided by the Adviser.

Profitability. The Board received certain financial information of the Adviser and considered statements regarding the estimated profitability to the Adviser from its relationship with the Fund. The Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this respect, the Board considered the Adviser’s explanation of the challenges in estimating the Fund’s contribution to the Adviser’s profitability, if any, in view of the Fund’s relatively small portion of the Adviser’s assets under management and the Fund’s heightened compliance and operational needs as compared to the Adviser’s other clients, certain private investment funds and an exchange-traded fund. Based upon the information provided, the Board concluded that any profits to be realized by the Adviser in connection with the management of the Fund were not expected to be unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any such economies of scale through breakpoints in fees or otherwise. In this regard, the Board noted that the investment advisory fee schedule for the Fund includes breakpoints that reduce the annual rate as the Fund’s assets increase in size. The Board also considered the current net assets of the Fund and the Voluntary Fee Waiver implemented by the Adviser. In view of the foregoing, the Board concluded that the investment advisory fee schedule for the Fund reflects an appropriate level of sharing of any economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits received by the Adviser as a result of the Adviser’s relationship with the Fund. The Board considered that the Adviser does not currently use brokerage of the Fund to obtain third party research and that the Adviser receives no fees from the Fund other than the investment advisory fees.

Conclusion. Based upon all the information considered and the conclusions reached, the Board unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that continuation of the Advisory Agreement for the Fund is in the best interests of the Fund.

17

LARGE CAP EQUITY FUND
OTHER INFORMATION

June 30, 2026 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds website at amffunds.com, upon request by calling toll-free 1-800-247-9780, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-800-247-9780. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.amffunds.com.

Federal Tax Information (Unaudited)

For the fiscal year ended June 30, 2026, Large Cap Equity Fund designated $5,209,001 as long-term capital gain distributions.

Qualified Dividend Income – For the fiscal year ended June 30, 2026, the Fund has designated 100.00% of ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate Shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividends that qualify under tax law. For the fiscal year ended June 30, 2026, 100.00% of ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction.

18

DISTRIBUTOR

Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

ADVISER

System Two Advisors, L.P.
47 Maple Street, Suite 303A
Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN

U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
875 E. Wisconsin Ave., Suite 210
Milwaukee, Wisconsin 53202

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics is filed herewith

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)		/s/ Troy M. Statczar

Troy M. Statczar, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ David Bunstine

David Bunstine, President (Principal Executive Officer)

Date	August 28, 2026

By (Signature and Title)		/s/ Troy M. Statczar

Troy M. Statczar (Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2026